Private Placement (Details) - Private Placement Units [Member]	Nov. 13, 2025 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Sale of units in initial public offering | shares	197,250
Price per share | $ / shares	$ 10
Aggregate purchase price | $	$ 1,972,500
Description of sale of units	Each Private Placement Unit consists of one Class A ordinary share and one right to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of a Business Combination.
Previously Reported [Member]
Private Placement (Details) [Line Items]
Description of sale of units	Each Private Unit consists of one Class A ordinary share (“Private Share”) and one right (“Private Right”). Each Private Right will receive one-sixth (1/6) of one Class A ordinary share upon the consummation of a Business Combination.